UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MWG GP LLC
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

Form 13F File Number:  28- 14947

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone:   415-399-5330

Signature, Place, and Date of Signing:

    /s/  Laura Baxter-Simons      San Francisco, CA   2/7/2013
----------------------------    ------------------    ---------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    28-12802                  Meritage Group LP



                               FORM 13F SUMMARY PAGE

Reporting Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		2

Form 13F Information Table Value Total:		48,440


List of Other Included Managers:

"NONE"



       FORM 13F INFORMATION TABLE
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)   PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ ________ ___ ____ _______ ___________ ________ ________ ________
SPDR S&P ETF TR              TR UNIT          78462F103    28482  200000  SH  PUT  DEFINED    ---         0        0     200000
ISHARES TR                   MSCI EMERG MKT   464287234    19958  450000  SH  PUT  DEFINED    ---         0        0     450000

